Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Agriforce Growing Systems Ltd.
Entity Central Index Key	0001826397
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true